Expected Tax Expense (Benefit) Based on U.S. Federal Statutory Rate (Detail 1)	3 Months Ended
Dec. 31, 2013
Statutory Federal Income Tax Rate	(34.00%)
State Taxes, Net of Federal Tax Benefit	(5.00%)
Change in Valuation Allowance	24.30%
Stock-based Merger Costs	14.70%
Income Tax Provision (Benefit)	0.00%